LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 38.2%	Par	Value
United States Treasury Note
4.50%, 07/15/2026	$17,090,000	$17,192,807
4.13%, 02/15/2027	140,510,000	140,965,560
4.50%, 04/15/2027	16,565,000	16,748,768
3.88%, 11/30/2027	2,850,000	2,846,994
3.63%, 03/31/2028	54,515,000	54,078,454
1.38%, 10/31/2028	33,490,000	30,649,891
3.75%, 12/31/2028	27,235,000	27,049,887
4.25%, 02/28/2029	86,210,000	87,136,084
4.63%, 04/30/2029	132,755,000	136,073,875
3.25%, 06/30/2029	90,490,000	87,990,921
4.00%, 02/28/2030	21,830,000	21,852,171
TOTAL U.S. TREASURY SECURITIES (Cost $616,584,366)		622,585,412

CORPORATE BONDS - 21.0%	Par	Value
Aerospace & Defense - 0.7%
Boeing Co., 3.25%, 02/01/2028	6,095,000	5,840,718
L3Harris Technologies, Inc., 5.40%, 01/15/2027	3,600,000	3,650,385
RTX Corp., 4.13%, 11/16/2028	1,600,000	1,577,111
		11,068,214

Agriculture - 0.2%
Philip Morris International, Inc., 4.63%, 11/01/2029	2,960,000	2,965,461

Apparel - 0.1%
Tapestry, Inc., 5.10%, 03/11/2030	1,450,000	1,447,881

Auto Manufacturers - 1.0%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	5,510,000	5,536,562
General Motors Financial Co., Inc., 5.35%, 01/07/2030	4,905,000	4,890,442
Toyota Motor Credit Corp.
5.60%, 09/11/2025	1,380,000	1,386,396
4.55%, 08/07/2026	1,125,000	1,128,320
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (a)	3,305,000	3,229,197
		16,170,917

Banks - 7.2%
Banco Santander SA, 2.75%, 05/28/2025	190,000	189,370
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	9,405,000	9,362,823
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	10,325,000	10,455,028
Bank of America N.A., 5.53%, 08/18/2026	12,490,000	12,687,730
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	2,200,000	2,156,785
Citibank N.A., 4.93%, 08/06/2026	5,790,000	5,826,798
Credit Suisse AG, 5.00%, 07/09/2027	2,240,000	2,264,750
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	1,435,000	1,426,532
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028 (a)	3,485,000	3,588,366
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	9,990,000	10,029,520
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	1,995,000	2,105,727
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	3,220,000	3,334,474
JPMorgan Chase & Co., 5.14% to 01/24/2030 then SOFR + 0.90%, 01/24/2031	12,070,000	12,244,961
Morgan Stanley, 5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031	6,300,000	6,397,018
Morgan Stanley Bank N.A., 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	9,135,000	9,189,907
NatWest Markets PLC, 5.41%, 05/17/2029 (a)	3,485,000	3,565,253
State Street Corp., 4.54%, 02/28/2028	2,920,000	2,932,231
Toronto-Dominion Bank
3.77%, 06/06/2025	1,990,000	1,986,176
1.25%, 09/10/2026	5,115,000	4,890,520
UBS Group AG
4.49% to 05/12/2025 then 1 yr. CMT Rate + 1.55%, 05/12/2026 (a)	1,135,000	1,134,597
6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027 (a)	3,340,000	3,428,846
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	8,510,000	8,734,692
		117,932,104

Beverages - 0.2%
PepsiCo, Inc., 5.13%, 11/10/2026	3,275,000	3,319,228

Biotechnology - 0.3%
Amgen, Inc., 5.15%, 03/02/2028	4,165,000	4,237,312

Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	1,565,000	1,548,712

Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	1,545,000	1,557,965

Computers - 0.2%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	3,605,000	3,562,578

Cosmetics & Personal Care - 0.6%
Haleon US Capital LLC, 3.38%, 03/24/2027	6,470,000	6,339,052
Unilever Capital Corp., 4.25%, 08/12/2027	3,665,000	3,669,751
		10,008,803

Diversified Financial Services - 0.7%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	6,940,000	7,095,056
Air Lease Corp., 5.85%, 12/15/2027	3,775,000	3,885,262
Private Export Funding Corp., 3.25%, 06/15/2025	1,255,000	1,251,764
		12,232,082

Electric - 1.6%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	1,845,000	1,861,403
Duke Energy Progress LLC, 4.35%, 03/06/2027	3,650,000	3,662,827
Florida Power & Light Co.
5.05%, 04/01/2028	4,085,000	4,160,572
4.40%, 05/15/2028	4,875,000	4,876,860
Georgia Power Co., 5.00%, 02/23/2027	4,485,000	4,539,864
NSTAR Electric Co., 3.20%, 05/15/2027	3,265,000	3,186,148
Southern California Edison Co., 1.20%, 02/01/2026	895,000	868,012
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	2,410,182	2,425,099
		25,580,785

Electronics - 0.3%
Honeywell International, Inc.
4.65%, 07/30/2027	4,075,000	4,101,193
4.88%, 09/01/2029	1,665,000	1,693,410
		5,794,603

Entertainment - 0.2%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	2,805,000	2,735,326

Food - 2.2%
General Mills, Inc., 4.88%, 01/30/2030	3,870,000	3,879,894
Mars, Inc.
4.60%, 03/01/2028 (a)	14,620,000	14,669,712
4.80%, 03/01/2030 (a)	14,590,000	14,656,419
Sysco Corp., 3.25%, 07/15/2027	2,855,000	2,777,810
		35,983,835

Healthcare-Services - 0.1%
HCA, Inc., 5.00%, 03/01/2028	2,030,000	2,045,426

Insurance - 0.4%
Equitable Financial Life Global, 1.40%, 07/07/2025 (a)	2,280,000	2,261,263
Metropolitan Life Global Funding I, 5.05%, 01/06/2028 (a)	1,280,000	1,300,891
Principal Life Global Funding II, 0.88%, 01/12/2026 (a)	2,420,000	2,353,507
		5,915,661

Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	1,645,000	1,676,928

Media - 0.1%
Charter Communications Operating LLC, 4.91%, 07/23/2025	1,159,000	1,157,488

Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,545,000	1,578,609

Pharmaceuticals - 1.1%
AbbVie, Inc., 4.80%, 03/15/2029	1,695,000	1,714,274
Astrazeneca Finance LLC, 4.80%, 02/26/2027	1,390,000	1,404,230
CVS Health Corp.
2.88%, 06/01/2026	6,520,000	6,387,831
5.00%, 01/30/2029	1,145,000	1,149,992
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	6,635,000	6,643,711
		17,300,038

Pipelines - 0.8%
Enbridge, Inc., 6.00%, 11/15/2028	2,890,000	3,005,317
Energy Transfer LP, 6.05%, 12/01/2026	6,325,000	6,461,730
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (a)	1,765,000	1,764,979
Williams Cos., Inc., 4.90%, 03/15/2029	2,145,000	2,157,140
		13,389,166

REITS - 0.8%
American Homes 4 Rent LP, 4.90%, 02/15/2029	1,545,000	1,547,933
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	1,850,000	1,835,594
Essex Portfolio LP, 1.70%, 03/01/2028	1,565,000	1,439,220
Kite Realty Group LP, 4.00%, 10/01/2026	4,875,000	4,820,241
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (a)	3,655,000	3,726,502
		13,369,490

Retail - 0.5%
Home Depot, Inc., 4.88%, 06/25/2027	2,715,000	2,752,064
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	3,820,000	3,888,953
4.20%, 04/01/2030	1,610,000	1,568,965
		8,209,982

Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	2,035,000	2,051,646

Software - 0.2%
Oracle Corp., 4.80%, 08/03/2028	2,610,000	2,629,027

Telecommunications - 1.0%
AT&T, Inc., 2.30%, 06/01/2027	3,975,000	3,798,028
T-Mobile USA, Inc.
4.80%, 07/15/2028	2,620,000	2,637,945
4.85%, 01/15/2029	5,200,000	5,226,905
Verizon Communications, Inc., 2.10%, 03/22/2028	4,360,000	4,072,698
		15,735,576
TOTAL CORPORATE BONDS (Cost $337,772,260)		341,204,843

U.S. GOVERNMENT AGENCY ISSUES - 10.0%	Par	Value
Federal Farm Credit Banks Funding Corp.
4.63%, 03/05/2026	20,625,000	20,723,825
4.50%, 08/14/2026	11,900,000	11,979,718
4.75%, 12/14/2026	3,725,000	3,769,799
4.38%, 03/08/2027	29,840,000	30,078,845
Federal Home Loan Banks
0.60%, 02/12/2026	7,100,000	6,887,199
4.75%, 04/09/2027	14,750,000	14,982,915
1.10%, 02/25/2028	11,160,000	10,292,006
Federal National Mortgage Association
0.63%, 04/22/2025	6,045,000	6,031,277
1.88%, 09/24/2026	26,835,000	26,019,659
0.75%, 10/08/2027	34,505,000	31,897,669
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $160,922,821)		162,662,912

ASSET-BACKED SECURITIES - 9.3%	Par	Value
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029	9,350,000	9,521,226
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065 (a)(b)	61,597	59,285
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W6, Class M1, 5.48% (1 mo. Term SOFR + 1.16%), 01/25/2034	611,717	633,440
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)	5,225,000	5,285,831
CarMax Auto Owner Trust
Series 2021-4, Class A3, 0.56%, 09/15/2026	451,289	448,485
Series 2024-4, Class A3, 4.60%, 10/15/2029	11,090,000	11,118,985
Carvana Auto Receivables Trust
Series 2021-P4, Class A3, 1.31%, 01/11/2027	930,632	926,251
Series 2022-P3, Class A3, 4.61%, 11/10/2027	2,562,802	2,562,461
Series 2024-P4, Class A3, 4.64%, 01/10/2030	265,000	266,055
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	2,775,000	2,752,344
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (a)	3,966,750	3,783,588
Diamond Resorts Owner Trust, Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	492,317	485,112
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035 (a)	869,662	819,901
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028	3,825,000	3,860,919
Series 2024-C, Class A3, 4.07%, 07/15/2029	8,075,000	8,036,433
Series 2024-D, Class A3, 4.61%, 08/15/2029	3,400,000	3,422,371
GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A3, 5.10%, 03/16/2029	5,170,000	5,221,925
GM Financial Leasing Trust, Series 2024-2, Class A3, 5.39%, 07/20/2027	12,820,000	12,937,126
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033 (a)	504,378	494,905
Series 2024-2A, Class A, 5.50%, 03/25/2038 (a)	3,266,001	3,303,965
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028	3,410,000	3,442,245
IPFS Corp.
Series 2024-B, Class A, 4.95%, 02/15/2029 (a)	4,000,000	4,026,833
Series 2024-D, Class A, 5.34%, 04/15/2029 (a)	4,440,000	4,521,563
Marriott Vacations Worldwide Corp.
Series 2019-2A, Class A, 2.22%, 10/20/2038 (a)	330,025	323,581
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (a)	794,553	750,243
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	215,184	214,578
Series 2024-1A, Class A, 5.32%, 02/20/2043 (a)	4,177,401	4,220,730
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	1,234,985	1,121,779
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051 (a)	2,483,200	2,407,335
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030 (a)	1,500,000	1,502,119
Sierra Timeshare Conduit Receivables Funding LLC, Series 2023-2A, Class A, 5.80%, 04/20/2040 (a)	488,000	498,388
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047 (a)	1,154,651	1,018,978
Synchrony Bank, Series 2024-A1, Class A, 5.04%, 03/15/2030	1,300,000	1,316,993
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051 (a)	5,767,275	5,459,407
Tesla Auto Lease Trust
Series 2024-A, Class A3, 5.30%, 06/21/2027 (a)	3,790,000	3,816,011
Series 2024-B, Class A3, 4.82%, 10/20/2027 (a)	3,730,000	3,747,167
T-Mobile US Trust, Series 2024-1A, Class A, 5.05%, 09/20/2029 (a)	2,140,000	2,154,701
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (a)	1,950,000	1,939,533
Toyota Auto Receivables Owner Trust
Series 2022-C, Class A3, 3.76%, 04/15/2027	1,659,180	1,652,170
Series 2024-B, Class A3, 5.33%, 01/16/2029	11,650,000	11,817,414
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027 (a)	7,650,000	7,697,615
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	4,750,000	4,794,328
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 06/22/2026	72,364	72,230
World Omni Automobile Lease Securitization Trust, Series 2024-A, Class A3, 5.26%, 10/15/2027	6,720,000	6,787,085
TOTAL ASSET-BACKED SECURITIES (Cost $150,923,752)		151,243,634

MORTGAGE-BACKED SECURITIES - 8.6%	Par	Value
Alen Mortgage Trust, Series 2021-ACEN, Class A, 5.58% (1 mo. Term SOFR + 1.26%), 04/15/2034 (a)	3,150,000	2,976,750
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 6.01% (1 mo. Term SOFR + 1.69%), 07/15/2041 (a)	1,420,000	1,416,455
BBCMS Trust, Series 2015-VFM, Class A1, 2.47%, 03/10/2036 (a)	256,176	251,757
BX Trust
Series 2021-CIP, Class A, 5.35% (1 mo. Term SOFR + 1.04%), 12/15/2038 (a)	5,542,641	5,528,784
Series 2021-XL2, Class B, 5.43% (1 mo. Term SOFR + 1.11%), 10/15/2038 (a)	3,850,000	3,833,156
Series 2022-AHP, Class A, 5.31% (1 mo. Term SOFR + 0.99%), 01/17/2039 (a)	965,000	955,350
Series 2022-PSB, Class B, 7.27% (1 mo. Term SOFR + 2.95%), 08/15/2039 (a)	770,000	767,354
Series 2022-VAMF, Class B, 5.60% (1 mo. Term SOFR + 1.28%), 01/15/2039 (a)	1,750,000	1,735,781
Series 2023-DELC, Class A, 7.01% (1 mo. Term SOFR + 2.69%), 05/15/2038 (a)	850,000	850,531
Series 2024-XL5, Class A, 5.71% (1 mo. Term SOFR + 1.39%), 03/15/2041 (a)	3,026,461	3,031,019
Citigroup Commercial Mortgage Trust, Series 2021-PRM2, Class A, 5.38% (1 mo. Term SOFR + 1.06%), 10/15/2038 (a)	5,250,000	5,197,500
Computershare Corporate Trust, Series 2015-NXS1, Class A5, 3.15%, 05/15/2048	945,304	941,081
ELP Commercial Mortgage Trust
Series 2021-ELP, Class A, 5.14% (1 mo. Term SOFR + 0.82%), 11/15/2038 (a)	1,997,675	1,989,012
Series 2021-ELP, Class B, 5.55% (1 mo. Term SOFR + 1.23%), 11/15/2038 (a)	5,393,722	5,365,068
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 6.80% (30 day avg SOFR US + 2.46%), 01/25/2031	763,877	777,123
Series 2022-R03, Class 1M2, 7.84% (30 day avg SOFR US + 3.50%), 03/25/2042 (a)	5,000,000	5,183,441
Series 2022-R04, Class 1M2, 7.44% (30 day avg SOFR US + 3.10%), 03/25/2042 (a)	3,350,000	3,453,980
Series 2022-R05, Class 2M2, 7.34% (30 day avg SOFR US + 3.00%), 04/25/2042 (a)	380,000	389,676
Series 2022-R06, Class 1M2, 8.19% (30 day avg SOFR US + 3.85%), 05/25/2042 (a)	1,675,000	1,750,375
Series 2022-R07, Class 1M2, 8.99% (30 day avg SOFR US + 4.65%), 06/25/2042 (a)	4,255,706	4,527,007
Series 2022-R08, Class 1M2, 7.94% (30 day avg SOFR US + 3.60%), 07/25/2042 (a)	6,105,000	6,362,992
Series 2023-R01, Class 1M2, 8.09% (30 day avg SOFR US + 3.75%), 12/25/2042 (a)	4,400,000	4,628,932
Series 2023-R02, Class 1M2, 7.69% (30 day avg SOFR US + 3.35%), 01/25/2043 (a)	5,000,000	5,240,774
Series 2023-R04, Class 1M2, 7.89% (30 day avg SOFR US + 3.55%), 05/25/2043 (a)	5,302,000	5,585,947
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A1, 2.76%, 09/25/2025	887,918	883,169
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1B, 7.24% (30 day avg SOFR US + 2.90%), 04/25/2042 (a)	5,280,000	5,427,922
Series 2022-DNA4, Class M1B, 7.69% (30 day avg SOFR US + 3.35%), 05/25/2042 (a)	2,685,000	2,788,142
Series 2022-DNA5, Class M1B, 8.84% (30 day avg SOFR US + 4.50%), 06/25/2042 (a)	7,820,000	8,303,902
Series 2022-DNA6, Class M1B, 8.04% (30 day avg SOFR US + 3.70%), 09/25/2042 (a)	3,010,000	3,164,922
Series 2023-DNA1, Class M1B, 7.44% (30 day avg SOFR US + 3.10%), 03/25/2043 (a)	2,085,000	2,169,245
Series 2023-DNA2, Class M1B, 7.59% (30 day avg SOFR US + 3.25%), 04/25/2043 (a)	5,210,000	5,445,760
FRESB Multifamily Structured Pass Through Certificates, Series 2016-SB23, Class A10F, 2.31%, 09/25/2026 (b)	812,928	794,471
GS Mortgage Securities Corp. II, Series 2021-ARDN, Class A, 5.68% (1 mo. Term SOFR + 1.36%), 11/15/2036 (a)	6,000,000	5,960,496
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061 (a)(b)	1,013,285	907,201
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.86% (1 mo. Term SOFR + 1.54%), 12/15/2039 (a)	750,000	748,127
Ladder Capital Commercial Mortgage Securities LLC, Series 2013-GCP, Class A1, 3.57%, 02/15/2036 (a)	1,086,438	1,044,058
MCR Mortgage Trust, Series 2024-HTL, Class A, 6.08% (1 mo. Term SOFR + 1.76%), 02/15/2037 (a)	946,688	946,097
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 5.53% (1 mo. Term SOFR + 1.22%), 04/15/2038 (a)	2,760,000	2,753,100
Morgan Stanley Capital I Trust 2014-MP, Series 2015-MS1, Class A4, 3.78%, 05/15/2048 (b)	1,000,000	995,902
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class A, 3.80%, 11/15/2032 (a)(b)	771,826	729,376
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056 (a)(b)	488,670	468,403
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (a)(b)	733,199	710,119
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 5.96% (1 mo. Term SOFR + 1.64%), 03/15/2039 (a)	3,270,000	3,267,773
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 6.31% (1 mo. Term SOFR + 1.99%), 08/15/2029 (a)	5,450,000	5,448,305
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 5.31% (1 mo. Term SOFR + 0.99%), 07/15/2038 (a)	5,750,000	5,509,979
SMR Mortgage Trust, Series 2022-IND, Class A, 5.97% (1 mo. Term SOFR + 1.65%), 02/15/2039 (a)	1,922,922	1,902,883
SREIT Trust, Series 2021-MFP2, Class A, 5.26% (1 mo. Term SOFR + 0.94%), 11/15/2036 (a)	4,500,000	4,471,875
TX Trust, Series 2024-HOU, Class A, 5.91% (1 mo. Term SOFR + 1.59%), 06/15/2039 (a)	2,000,000	1,996,277
Verus Securitization Trust, Series 2020-1, Class A1, 3.42%, 01/25/2060 (a)(c)	210,849	206,461
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.07%, 09/15/2057 (b)	330,570	314,385
TOTAL MORTGAGE-BACKED SECURITIES (Cost $141,035,919)		140,098,195

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%	Par	Value
BANK-2019, Series 2019-BN21, Class A5, 2.85%, 10/17/2052	800,000	727,147
BBCMS Trust, Series 2023-C19, Class A2B, 5.75%, 04/15/2056	7,135,000	7,233,793
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 6.01% (1 mo. Term SOFR + 1.69%), 03/15/2041 (a)	3,259,222	3,251,074
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.46%, 11/13/2050	2,300,000	2,210,711
Fannie Mae Connecticut Avenue Securities
Series 2023-R05, Class 1M2, 7.44% (30 day avg SOFR US + 3.10%), 06/25/2043 (a)	1,875,000	1,951,624
Series 2023-R06, Class 1M2, 7.04% (30 day avg SOFR US + 2.70%), 07/25/2043 (a)	3,060,000	3,141,443
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2023-HQA1, Class M1B, 7.84% (30 day avg SOFR US + 3.50%), 05/25/2043 (a)	2,555,000	2,710,789
Series 2023-HQA3, Class M2, 7.69% (30 day avg SOFR US + 3.35%), 11/25/2043 (a)	4,150,000	4,354,610
GS Mortgage Securities Corp. II, Series 2017-GS6, Class A3, 3.43%, 05/10/2050	2,000,000	1,931,888
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.20%, 07/15/2039 (a)(b)	1,600,000	1,617,764
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,880,440)		29,130,843

MUNICIPAL BONDS - 0.2%	Par	Value
State of Hawaii, 1.03%, 08/01/2025	4,220,000	4,174,705
TOTAL MUNICIPAL BONDS (Cost $4,220,000)		4,174,705

TOTAL INVESTMENTS - 89.1% (Cost $1,440,339,558)		1,451,100,544
Money Market Deposit Account - 3.7% (d)(e)		60,393,113
Other Assets in Excess of Liabilities - 7.2%(f)		116,544,598
TOTAL NET ASSETS - 100.0%		$1,628,038,255
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $267,752,048 or 16.4% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(d)	A portion of this depsosit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $13,832.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.20%.

(f)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $117,433,781.

LoCorr Macro Strategies Fund
Consolidated Schedule of Futures Contracts
March 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	13	06/18/2025	$1,483,625	$3,711
3 Month Euribor	19	12/15/2025	5,035,264	5,672
3 Month Euribor	123	03/16/2026	32,600,034	42,340
3 Month Euribor	1,471	06/15/2026	389,775,792	(160,146)
3 Month Euribor	82	09/14/2026	21,715,623	32,552
3 Month Euribor	65	12/14/2026	17,201,304	25,204
3 Month Euribor	59	03/15/2027	15,601,529	20,759
3 Month Euribor	23	06/14/2027	6,077,289	6,847
3-Month Secured Overnight Financing Rate	203	03/17/2026	48,910,312	41,450
3-Month Secured Overnight Financing Rate	145	06/16/2026	34,979,438	41,555
3-Month Secured Overnight Financing Rate	194	09/15/2026	46,829,175	49,189
3-Month Secured Overnight Financing Rate	163	12/15/2026	39,354,312	44,777
3-Month Secured Overnight Financing Rate	114	03/16/2027	27,521,025	25,280
3-Month Secured Overnight Financing Rate	96	06/15/2027	23,170,800	24,696
3-Month Secured Overnight Financing Rate	81	09/14/2027	19,544,288	20,183
Aluminum - 90 day settlement(a)	1	04/10/2025	62,922	(1,786)
Aluminum - 90 day settlement(a)	3	04/25/2025	189,086	(7,766)
Aluminum - 90 day settlement(a)	1	04/28/2025	63,047	(2,619)
Aluminum - 90 day settlement(a)	3	05/30/2025	189,569	(6,552)
Aluminum - 90 day settlement(a)	1	06/02/2025	63,203	(2,208)
Aluminum - 90 day settlement(a)	1	06/18/2025	63,237	(3,498)
Arabica Coffee	107	05/19/2025	15,237,469	(503,321)
ASX SPI 200 Index	32	06/19/2025	3,937,565	(41,396)
Austrailian Government 10 Year Bonds	374	06/16/2025	26,327,936	9,733
Austrailian Government 3 Year Bonds	204	06/16/2025	13,575,990	(419)
Brent Crude Oil	665	04/30/2025	49,722,050	2,259,830
Brent Crude Oil	190	05/30/2025	14,054,300	743,435
Brent Crude Oil	45	06/30/2025	3,296,250	154,199
Brent Crude Oil	30	07/31/2025	2,178,000	103,916
Brent Crude Oil	13	08/29/2025	936,520	37,265
Brent Crude Oil	8	09/30/2025	572,400	18,761
British Pound	231	06/16/2025	18,640,256	(77,260)
CAC40 10 Euro Index	565	04/17/2025	47,674,415	(2,069,195)
Canadian 10 Year Government Bonds	261	06/19/2025	22,517,043	22,965
Canadian Dollar	88	06/17/2025	6,145,040	(37,835)
Copper	134	05/28/2025	16,863,900	(457,929)
Copper - 90 day settlement(a)	1	04/01/2025	241,511	19,756
Copper - 90 day settlement(a)	1	04/25/2025	241,943	15,140
Copper - 90 day settlement(a)	1	05/08/2025	242,345	8,347
Copper - 90 day settlement(a)	2	05/12/2025	484,751	3,952
Copper - 90 day settlement(a)	1	05/14/2025	242,390	7,578
Copper - 90 day settlement(a)	1	06/09/2025	242,556	1,188
Copper - 90 day settlement(a)	2	06/11/2025	485,127	(5,389)
Copper - 90 day settlement(a)	1	06/13/2025	242,664	(3,697)
Copper - 90 day settlement(a)	1	06/18/2025	242,507	(6,910)
Copper - 90 day settlement(a)	2	06/25/2025	485,427	(4,965)
Corn No. 2 Yellow	5	05/14/2025	114,313	(1,013)
Crude Oil	435	04/22/2025	31,093,800	1,403,867
Crude Oil	65	05/20/2025	4,611,750	258,332
Crude Oil	22	06/20/2025	1,547,040	84,820
Crude Oil	10	07/22/2025	696,500	32,842
Crude Oil	6	08/20/2025	413,940	17,959
Crude Oil	4	09/22/2025	273,560	9,233
Dollar Index	61	06/16/2025	6,336,863	38,446
Dow Jones Industrial Average Index	82	06/20/2025	17,326,190	61,685
Euro	62	06/16/2025	8,418,050	26,393
Euro STOXX 50 Quanto Index	1,596	06/20/2025	89,549,681	(2,043,593)
Euro-BOBL	129	06/06/2025	16,430,305	(41,928)
Euro-Schatz	547	06/06/2025	63,260,978	(44,462)
FTSE 100 Index	425	06/20/2025	47,169,763	(642,641)
FTSE China A50 Index	13	04/29/2025	173,342	(1,813)
FTSE/JSE Top 40 Index	4	06/19/2025	179,307	(33)
FTSE/MIB Index	30	06/20/2025	6,055,406	(72,528)
German Stock Index	111	06/20/2025	67,141,791	(2,152,646)
Gold	330	06/26/2025	103,959,900	2,543,418
Hang Seng China Enterprises Index	138	04/29/2025	7,554,004	(62,512)
Hang Seng Index	272	04/29/2025	40,481,299	(534,534)
IBEX 35 Index	29	04/17/2025	4,114,174	(44,091)
ICE 3 Month SONIA Rate	1	03/17/2026	310,231	177
ICE 3 Month SONIA Rate	5	12/15/2026	1,552,691	1,271
ICE 3 Month SONIA Rate	10	03/16/2027	3,105,220	1,654
ICE 3 Month SONIA Rate	3	06/15/2027	931,421	482
ICE 3 Month SONIA Rate	4	09/14/2027	1,241,700	335
ICE European Climate Exchange Emissions	4	12/15/2025	294,028	1,744
Japanese 10 Year Government Bonds	21	06/13/2025	19,377,292	51,081
Japanese Yen	120	06/16/2025	10,078,500	(68,670)
KOSPI 200 Index	113	06/12/2025	6,403,973	(268,634)
Live Cattle	56	06/30/2025	4,561,760	11,478
London Metals - Aluminum(a)	3	06/30/2025	189,975	(326)
London Metals - Aluminum(a)	219	06/16/2025	13,853,447	(608,529)
London Metals - Copper(a)	168	06/16/2025	40,770,660	362,778
London Metals - Lead(a)	9	06/16/2025	452,234	(10,250)
London Metals - Nickel(a)	13	06/16/2025	1,239,362	(8,038)
London Metals - Zinc(a)	99	06/16/2025	7,063,700	(83,042)
Low Sulphur Gas Oil	108	05/12/2025	7,365,600	73,698
Low Sulphur Gas Oil	32	06/12/2025	2,165,600	48,839
Low Sulphur Gas Oil	16	07/10/2025	1,076,400	13,582
Mexican Peso	98	06/16/2025	2,373,070	(30,354)
MSCI EAFE Index	72	06/20/2025	8,698,680	(60,468)
MSCI Emerging Markets Index	26	06/20/2025	1,444,040	5,101
Nasdaq 100 Index	66	06/20/2025	25,660,140	233,707
Natural Gas	260	04/28/2025	10,709,400	(366,682)
Natural Gas	19	05/28/2025	808,830	30,186
Natural Gas	4	06/26/2025	178,960	8,783
Natural Gas	6	07/29/2025	272,700	3,829
Natural Gas	2	08/27/2025	90,080	2,696
Nifty 50 Index	42	04/24/2025	1,962,954	(20,143)
Nikkei 225 Index	4	06/12/2025	475,965	(13,204)
Nikkei 225 Index	24	06/12/2025	5,705,980	(165,944)
NY Harbor ULSD	155	04/30/2025	14,838,894	418,960
NY Harbor ULSD	13	05/30/2025	1,233,469	33,749
NY Harbor ULSD	5	06/30/2025	473,508	14,825
NY Harbor ULSD	2	07/31/2025	189,361	4,835
Platinum	7	07/29/2025	359,625	8,831
Reformulated Gasoline Blendstock	33	04/30/2025	3,174,910	103,388
Reformulated Gasoline Blendstock	18	05/30/2025	1,724,058	83,195
Reformulated Gasoline Blendstock	8	06/30/2025	759,158	33,081
Reformulated Gasoline Blendstock	5	07/31/2025	467,964	23,267
Russell 2000 Index	182	06/20/2025	18,446,610	(224,415)
S&P 500 Index	119	06/20/2025	33,636,838	(289,248)
S&P Mid Cap 400 Index	23	06/20/2025	6,758,780	(1,559)
S&P/Toronto Stock Exchange 60 Index	30	06/19/2025	6,244,119	9,362
Sao Paulo Stock Exchange Index(Bovespa)	285	04/16/2025	6,541,747	(72,856)
SET50 Index	113	06/27/2025	486,641	(11,566)
Silver	168	05/28/2025	29,073,240	190,796
Sugar #11	15	04/30/2025	316,848	(6,797)
TOPIX Index	126	06/12/2025	22,362,291	(387,040)
U.S. Cocoa	5	05/14/2025	395,100	(13,722)
U.S. Treasury 10 Year Notes	524	06/18/2025	58,278,625	84,705
U.S. Treasury 2 Year Notes	732	06/30/2025	151,649,813	87,146
U.S. Treasury 5 Year Note	577	06/30/2025	62,406,157	2,594
U.S. Treasury Long Bonds	90	06/18/2025	10,555,313	(10,196)
U.S. Treasury Ultra Bonds	21	06/18/2025	2,567,250	15,977
Wheat	9	05/14/2025	241,650	4,316
Zinc - 90 day settlement(a)	1	04/24/2025	71,059	218
Zinc - 90 day settlement(a)	1	05/08/2025	71,220	801
Zinc - 90 day settlement(a)	1	06/09/2025	71,320	(1,513)
				$(1,519,139)
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(18)	06/12/2025	$1,660,191	$(6,530)
3-Month Secured Overnight Financing Rate	(23)	12/14/2027	5,547,887	2,461
Aluminum - 90 day settlement(a)	(1)	04/10/2025	62,922	1,493
Aluminum - 90 day settlement(a)	(3)	04/25/2025	189,086	3,780
Aluminum - 90 day settlement(a)	(1)	04/28/2025	63,047	2,577
Aluminum - 90 day settlement(a)	(3)	05/30/2025	189,569	6,069
Aluminum - 90 day settlement(a)	(1)	06/02/2025	63,203	2,133
Aluminum - 90 day settlement(a)	(1)	06/18/2025	63,237	3,352
Austrailian Government 10 Year Bonds	(115)	06/16/2025	8,095,488	(61,676)
Austrailian Government 3 Year Bonds	(46)	06/16/2025	3,061,252	(8,946)
Australian Dollar	(738)	06/16/2025	46,150,830	59,427
British Pound	(63)	06/16/2025	5,083,706	17,728
CAC40 10 Euro Index	(194)	04/17/2025	16,369,622	179,571
Canadian 10 Year Government Bonds	(6)	06/19/2025	517,633	1,272
Canadian Dollar	(105)	06/17/2025	7,332,150	4,253
Copper - 90 day settlement(a)	(1)	04/01/2025	241,511	(20,698)
Copper - 90 day settlement(a)	(1)	04/25/2025	241,943	(16,993)
Copper - 90 day settlement(a)	(1)	05/08/2025	242,345	(8,399)
Copper - 90 day settlement(a)	(2)	05/12/2025	484,751	(11,276)
Copper - 90 day settlement(a)	(1)	05/14/2025	242,390	(6,841)
Copper - 90 day settlement(a)	(1)	06/09/2025	242,556	(1,848)
Copper - 90 day settlement(a)	(2)	06/11/2025	485,127	3,611
Copper - 90 day settlement(a)	(1)	06/13/2025	242,664	2,827
Copper - 90 day settlement(a)	(1)	06/18/2025	242,507	5,948
Copper - 90 day settlement(a)	(2)	06/25/2025	485,427	4,005
Corn No. 2 Yellow	(314)	05/14/2025	7,178,825	(2,842)
Cotton No.2	(149)	05/07/2025	4,978,835	31,402
Crude Soybean Oil	(29)	05/14/2025	781,086	(22,620)
Dow Jones Industrial Average Index	(73)	06/20/2025	15,424,535	(146,271)
Ether Dollar Reference Rate	(8)	04/25/2025	733,600	34,291
Euro	(73)	06/16/2025	9,911,575	(6,293)
Euro BUXL 30 Year Bonds	(116)	06/06/2025	14,958,921	(79,166)
Euro-BOBL	(1,588)	06/06/2025	202,258,324	(214,108)
Euro-BTP Italian Government Bonds	(51)	06/06/2025	6,480,812	(4,170)
Euro-Bund	(1,606)	06/06/2025	223,722,689	245,743
Euro-Schatz	(1,479)	06/06/2025	171,047,507	(421,423)
French Government Bonds	(465)	06/06/2025	61,689,266	(159,732)
FTSE 100 Index	(360)	06/20/2025	39,955,564	(59,575)
FTSE China A50 Index	(183)	04/29/2025	2,440,122	(2,334)
Hard Red Winter Wheat	(15)	05/14/2025	417,750	21,714
Hard Red Winter Wheat	(256)	07/14/2025	7,296,000	567,496
ICE 3 Month SONIA Rate	(7)	06/16/2026	2,172,976	(3,090)
ICE 3 Month SONIA Rate	(179)	09/15/2026	55,583,438	(50,346)
Japanese 10 Year Government Bonds	(126)	06/13/2025	116,263,751	(621,258)
Japanese Yen	(101)	06/16/2025	8,482,738	23,773
Lean Hogs	(11)	06/13/2025	419,210	162
London Metals – Aluminum(a)	(3)	06/30/2025	189,975	484
London Metals - Aluminum(a)	(147)	06/16/2025	9,298,889	288,549
London Metals - Copper(a)	(48)	06/16/2025	11,648,760	(20,274)
London Metals - Lead(a)	(13)	06/16/2025	653,227	10,408
London Metals - Nickel(a)	(14)	06/16/2025	1,334,698	(2,153)
London Metals - Zinc(a)	(119)	06/16/2025	8,490,710	47,138
Long Gilt	(966)	06/26/2025	114,414,111	204,425
Low Sulphur Gas Oil	(5)	05/12/2025	341,000	(4,308)
Mexican Peso	(352)	06/16/2025	8,523,680	76,356
MSCI Singapore Index	(103)	04/29/2025	2,987,924	(4,422)
Nasdaq 100 Index	(85)	06/20/2025	33,047,150	(137,855)
Natural Gas	(10)	04/29/2025	327,162	3,360
New Zealand Dollar	(42)	06/16/2025	2,388,540	(2,496)
Nikkei 225 Index	(600)	06/12/2025	71,394,760	393,698
Reformulated Gasoline Blendstock	(5)	04/30/2025	481,047	(24,416)
Russell 2000 Index	(497)	06/20/2025	50,373,435	122,600
S&P 500 Index	(107)	06/20/2025	30,244,888	(391,564)
SGX FTSE Taiwan Index	(252)	04/29/2025	17,516,520	609,419
SGX TSI Iron Ore	(1)	05/30/2025	10,099	13
Silver	(9)	05/28/2025	1,557,495	438
Soybean Meal	(286)	05/14/2025	8,371,220	428,002
Soybeans	(556)	05/14/2025	28,210,050	996,308
Sugar #11	(4)	04/30/2025	84,493	483
Swiss Franc	(89)	06/16/2025	12,690,288	19,599
U.S. Treasury 10 Year Notes	(220)	06/18/2025	24,468,125	(147,442)
U.S. Treasury 2 Year Notes	(105)	06/30/2025	21,753,047	(33,952)
U.S. Treasury 5 Year Note	(307)	06/30/2025	33,203,969	(76,089)
U.S. Treasury Long Bonds	(232)	06/18/2025	27,209,250	(65,242)
U.S. Treasury Ultra Bonds	(50)	06/18/2025	6,112,500	(64,078)
Wheat	(599)	05/14/2025	16,083,150	834,643
Zinc - 90 day settlement(a)	(1)	04/24/2025	71,059	(431)
Zinc - 90 day settlement(a)	(1)	05/08/2025	71,220	(726)
Zinc - 90 day settlement(a)	(1)	06/09/2025	71,320	832
				$2,349,960
Net Unrealized Appreciation (Depreciation)				$830,821

(a)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

LoCorr Macro Strategies Fund
Consolidated Schedule of Forward Currency Contracts
March 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	04/01/2025	AUD	466,000	USD	293,595	$(2,412)
Bank of America	04/02/2025	AUD	4,800,000	USD	2,990,026	9,308
Bank of America	06/18/2025	AUD	12,123,000	USD	7,728,105	(148,038)
Bank of America	04/01/2025	CAD	3,080,000	USD	2,141,125	(721)
Bank of America	04/16/2025	CAD	52,970,000	USD	36,941,327	(103,622)
Bank of America	06/18/2025	CAD	14,980,000	USD	10,516,296	(65,297)
Bank of America	04/01/2025	CHF	1,709,000	USD	1,939,958	(8,000)
Bank of America	04/02/2025	CHF	2,549,000	USD	2,891,606	(9,719)
Bank of America	06/18/2025	CHF	11,830,000	USD	13,603,581	(104,810)
Bank of America	04/16/2025	CNH	309,390,000	USD	42,804,457	(169,170)
Bank of America	04/01/2025	EUR	1,568,000	USD	1,698,321	(2,750)
Bank of America	04/02/2025	EUR	1,954,000	USD	2,113,081	4
Bank of America	04/16/2025	EUR	101,920,000	USD	109,740,424	559,855
Bank of America	06/18/2025	EUR	13,155,000	USD	14,404,969	(116,495)
Bank of America	04/01/2025	GBP	1,422,000	USD	1,842,111	(5,241)
Bank of America	04/02/2025	GBP	37,000	USD	47,969	(174)
Bank of America	04/16/2025	GBP	46,480,000	USD	60,162,879	(124,673)
Bank of America	05/21/2025	GBP	16,760,000	USD	21,658,416	(10,123)
Bank of America	06/18/2025	GBP	19,440,000	USD	25,169,998	(60,251)
Bank of America	04/01/2025	JPY	373,972,000	USD	2,488,758	4,830
Bank of America	04/02/2025	JPY	114,385,000	USD	768,200	(5,414)
Bank of America	04/16/2025	JPY	7,369,000,000	USD	49,533,196	(315,455)
Bank of America	05/21/2025	JPY	1,511,000,000	USD	10,143,071	(10,532)
Bank of America	06/18/2025	JPY	327,897,000	USD	2,206,868	(1,159)
Bank of America	04/01/2025	MXN	25,953,000	USD	1,271,892	(3,866)
Bank of America	04/02/2025	MXN	21,970,000	USD	1,077,234	(3,957)
Bank of America	04/16/2025	MXN	1,288,150,000	USD	63,159,470	(351,178)
Bank of America	06/18/2025	MXN	233,382,000	USD	11,518,446	(234,558)
Bank of America	04/01/2025	NZD	164,000	USD	93,954	(842)
Bank of America	06/18/2025	NZD	5,268,000	USD	3,060,377	(63,560)
Bank of America	04/01/2025	USD	292,927	AUD	466,000	1,744
Bank of America	04/02/2025	USD	3,014,674	AUD	4,800,000	15,340
Bank of America	06/18/2025	USD	53,934,388	AUD	85,827,000	269,918
Bank of America	04/01/2025	USD	2,145,734	CAD	3,080,000	5,330
Bank of America	04/16/2025	USD	26,814,611	CAD	38,620,000	(43,463)
Bank of America	06/18/2025	USD	99,175,569	CAD	141,977,000	123,395
Bank of America	04/01/2025	USD	1,938,154	CHF	1,709,000	6,196
Bank of America	04/02/2025	USD	2,896,482	CHF	2,549,000	14,595
Bank of America	06/18/2025	USD	66,881,216	CHF	58,475,000	157,580
Bank of America	04/16/2025	USD	81,079,425	CNH	587,590,000	106,969
Bank of America	04/01/2025	USD	1,691,270	EUR	1,568,000	(4,301)
Bank of America	04/02/2025	USD	2,115,572	EUR	1,954,000	2,487
Bank of America	04/16/2025	USD	118,438,783	EUR	112,140,000	(2,921,827)
Bank of America	06/18/2025	USD	39,869,943	EUR	36,654,000	57,726
Bank of America	04/01/2025	USD	1,841,214	GBP	1,422,000	4,344
Bank of America	04/02/2025	USD	47,864	GBP	37,000	69
Bank of America	04/16/2025	USD	59,176,562	GBP	46,480,000	(861,644)
Bank of America	05/21/2025	USD	23,156,104	GBP	17,900,000	35,314
Bank of America	06/18/2025	USD	1,416,564	GBP	1,096,000	911
Bank of America	04/01/2025	USD	2,483,131	JPY	373,972,000	(10,456)
Bank of America	04/02/2025	USD	764,700	JPY	114,385,000	1,915
Bank of America	04/16/2025	USD	49,757,104	JPY	7,369,000,000	539,363
Bank of America	05/21/2025	USD	12,297,857	JPY	1,839,000,000	(34,201)
Bank of America	06/18/2025	USD	22,946,511	JPY	3,388,979,000	149,411
Bank of America	04/01/2025	USD	1,277,181	MXN	25,953,000	9,155
Bank of America	04/02/2025	USD	1,077,725	MXN	21,970,000	4,448
Bank of America	04/16/2025	USD	33,065,485	MXN	677,430,000	34,999
Bank of America	06/18/2025	USD	10,244,567	MXN	209,541,000	113,377
Bank of America	04/01/2025	USD	93,698	NZD	164,000	585
Bank of America	06/18/2025	USD	39,433,166	NZD	69,130,000	107,055
Deutsche Bank	04/16/2025	AUD	54,090,000	USD	34,048,829	(246,372)
Deutsche Bank	05/21/2025	AUD	2,020,000	USD	1,271,470	(8,752)
Deutsche Bank	04/16/2025	BRL	218,690,000	USD	37,564,159	640,494
Deutsche Bank	04/16/2025	CHF	44,060,000	USD	50,034,286	(136,887)
Deutsche Bank	04/16/2025	CLP	6,104,000,000	USD	6,467,544	(39,475)
Deutsche Bank	04/16/2025	ILS	14,320,000	USD	3,926,033	(73,318)
Deutsche Bank	05/21/2025	ILS	9,540,000	USD	2,595,879	(26,972)
Deutsche Bank	04/16/2025	INR	811,060,000	USD	9,320,490	154,847
Deutsche Bank	04/16/2025	KRW	16,814,000,000	USD	11,534,470	(106,106)
Deutsche Bank	05/21/2025	KRW	301,000,000	USD	205,156	(181)
Deutsche Bank	04/16/2025	NOK	224,800,000	USD	20,872,911	494,711
Deutsche Bank	05/21/2025	NOK	75,760,000	USD	7,203,576	(2,469)
Deutsche Bank	04/16/2025	NZD	47,000,000	USD	26,907,632	(213,018)
Deutsche Bank	05/21/2025	NZD	10,790,000	USD	6,198,574	(64,824)
Deutsche Bank	04/16/2025	PLN	64,030,000	USD	16,352,706	170,267
Deutsche Bank	04/16/2025	SEK	302,220,000	USD	29,903,155	192,274
Deutsche Bank	04/16/2025	SGD	31,700,000	USD	23,812,983	(197,647)
Deutsche Bank	05/21/2025	SGD	4,140,000	USD	3,099,971	(10,125)
Deutsche Bank	04/16/2025	USD	33,854,305	AUD	54,090,000	51,848
Deutsche Bank	05/21/2025	USD	862,334	AUD	1,380,000	(315)
Deutsche Bank	04/16/2025	USD	934,597	BRL	5,450,000	(17,506)
Deutsche Bank	04/16/2025	USD	72,635,364	CHF	64,310,000	(194,907)
Deutsche Bank	04/16/2025	USD	3,627,884	CLP	3,355,000,000	94,763
Deutsche Bank	04/16/2025	USD	3,910,254	ILS	14,320,000	57,539
Deutsche Bank	05/21/2025	USD	2,169,556	ILS	8,010,000	12,644
Deutsche Bank	04/16/2025	USD	2,092,090	INR	180,530,000	(16,980)
Deutsche Bank	04/16/2025	USD	11,602,821	KRW	16,814,000,000	174,457
Deutsche Bank	05/21/2025	USD	1,754,826	KRW	2,575,000,000	1,301
Deutsche Bank	04/16/2025	USD	20,048,241	NOK	224,800,000	(1,319,381)
Deutsche Bank	05/21/2025	USD	3,263,924	NOK	34,240,000	9,358
Deutsche Bank	04/16/2025	USD	26,519,068	NZD	47,000,000	(175,546)
Deutsche Bank	05/21/2025	USD	5,346,476	NZD	9,360,000	25,632
Deutsche Bank	04/16/2025	USD	4,099,184	PLN	15,850,000	9,084
Deutsche Bank	04/16/2025	USD	25,223,975	SEK	263,750,000	(1,040,565)
Deutsche Bank	04/16/2025	USD	23,635,174	SGD	31,700,000	19,838
Deutsche Bank	05/21/2025	USD	8,935,797	SGD	11,960,000	9,576
Deutsche Bank	04/16/2025	USD	10,012,664	ZAR	183,630,000	9,927
Deutsche Bank	05/21/2025	USD	1,325,054	ZAR	24,460,000	(3,510)
Deutsche Bank	04/16/2025	ZAR	183,630,000	USD	9,908,690	94,047
Net Unrealized Appreciation (Depreciation)						$(5,133,935)

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
EUR - Euro
GBP - British Pound
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

LoCorr Macro Strategies Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$622,585,412	$–	$622,585,412
Corporate Bonds	–	341,204,843	–	341,204,843
U.S. Government Agency Issues	–	162,662,912	–	162,662,912
Asset-Backed Securities	–	151,243,634	–	151,243,634
Mortgage-Backed Securities	–	140,098,195	–	140,098,195
Collateralized Mortgage Obligations	–	29,130,843	–	29,130,843
Municipal Bonds	–	4,174,705	–	4,174,705
Total Investments	$–	$1,451,100,544	$–	$1,451,100,544

Other Financial Instruments:
Futures Contracts*	15,500,584	–	–	15,500,584
Forwards*	–	4,558,828	–	4,558,828
Total Other Financial Instruments	$15,500,584	$4,558,828	$–	$20,059,412

Liabilities:
Other Financial Instruments:
Futures Contracts*	(14,669,763)	–	–	(14,669,763)
Forwards*	–	(9,692,763)	–	(9,692,763)
Total Other Financial Instruments	$(14,669,763)	$(9,692,763)	$–	$(24,362,526)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.